Events Occurring After the Reporting Period - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
	Aug. 31, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Oct. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings recognized as current liability						$ 32,455	$ 14,007
Hercules Capital, Inc.
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Description of principal repayment						In August 2020, the Group amended the terms of the Hercules loan agreement to defer principal repayments to March 2021. As at June 30, 2020, principal repayments were due to commence in October 2020 and as a result $24.3 million of the borrowings were recognized as a current liability, given that the terms of the loan agreement to defer principal repayments were amended subsequent to the period end. Principal repayments can be further deferred to the loan maturity date of March 2022 if certain milestones are satisfied.
Principal repayment due term			2020-10	2020-07	2020-04	2022-03
Principal repayment due commence term						2020-10
Borrowings recognized as current liability						$ 24,300
Loan Agreement | Hercules Capital, Inc. | Bottom of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due term		2021-03
Loan Agreement | Hercules Capital, Inc. | Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due term	2022-03